Capital Reorganization (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022	Oct. 14, 2022
Capital Reorganization [Line Items]
Warrants issued	26,282,971
Ordinary shares	26,282,971	1,448,229	4,013,516
Professional services expenditure (in Dollars)	$ 6,643,367
Class A Ordinary Shares [Member]
Capital Reorganization [Line Items]
Ordinary shares	10,092,134
Bridgetown’s Sponsor [Member]
Capital Reorganization [Line Items]
Ordinary shares	451,839
Working capital loans (in Dollars)	$ 4,518,390